Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Summary of Short-Term Investments

As of December 31, 2022 and 2023, the Company’s short-term investments are comprised of the following:

	As of December 31,
	2022	2023
Wealth management products	26,402	-
Total short-term investments	26,402	-